Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	September 30, 2025	December 31, 2024
	(In thousands)
Land	$707	$707
Land improvements	403	403
Building improvements	2,566	—
Lab equipment	3,263	500
Leasehold improvements	346	346
Computer equipment	13	—
Construction in progress(1)	33,736	25,775
Property, plant and equipment, gross	41,034	27,731
Less: Accumulated depreciation	(1,490)	(1,202)
Property, plant and equipment, net	$39,544	$26,529
Finance lease right-of-use assets	$1,233	$—
Less: Accumulated amortization	(129)	—
Finance lease-right-of-use assets, net	$1,104	$—
Total property, plant and equipment, net	$40,648	$26,529

(1)      Construction in progress includes building construction costs for the Company’s magnet processing plant of $25.8 million and equipment costs of $8.0 million. These assets will be placed in service and depreciated upon completion of construction, installation, and certification.

Schedule of Depreciation and Amortization Expense

The following table presents the depreciation expense related to the Company’s property, plant and equipment, and the amortization expense related to the Company’s finance lease right-of-use assets.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(In thousands)
Depreciation expense	$108	$66	$243	$229
Amortization expense	62	—	129	—
Total	$170	$66	$372	$229